Other Income and Other Expense - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Write-down on OREO	$ 220,419	$ 0	$ 694,207